Equity - Additional Information (Detail) - USD ($)		6 Months Ended
	Jul. 05, 2019	Jun. 30, 2019	Jun. 30, 2018
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Subscribed and fully paid share capital		$ 107,101,000,000
Shares par value		0
Remuneration to shareholders as interest on equity		$ 537,000,000	$ 301,000,000
Events After Reporting Period [member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Remuneration to shareholders as interest on equity	$ 327,000,000
Common Shares [member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Shares outstanding		7,442,454,142
Shares held in treasury		222,760
Common Shares [member] | Events After Reporting Period [member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Remuneration to shareholders as interest on equity, per share	$ 0.0251
Preference Shares [member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Shares outstanding		5,602,042,788
Shares held in treasury		72,909
Preference Shares [member] | Events After Reporting Period [member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Remuneration to shareholders as interest on equity, per share	$ 0.0251